EARNINGS PER SHARE (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
EARNINGS PER SHARE [Abstract]
Computations of Basic Weighted Average Earnings per Common Share
The following information sets forth the computations of basic weighted average earnings per common share for the three months ended March 31, 2021:

Three months ended March 31, 2021

Net income / (loss) attributable to common stockholders	$1,400,755
Divided by:
Basic weighted average shares of common stock outstanding	7,144,670
Diluted weighted average shares of common stock outstanding	7,485,048
Basic weighted average earnings per common share	$0.20
Diluted weighted average earnings per common share	$0.19

The following information sets forth the computations of basic weighted average earnings per common share for the period from July 31, 2020 (commencement of operations) to December 31, 2020:

Period from July 31, 2020 to December 31, 2020
Net income / (loss) attributable to common stockholders	$4,313,632
Divided by:
Basic weighted average shares of common stock outstanding	5,694,475
Basic weighted average earnings per common share	$0.76